Shareholder Report, Holdings (Details)	May 31, 2024
C000244755 | International Paper Company
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244755 | HP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244755 | Prudential Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244755 | Dominion Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244755 | American Electric Power Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244755 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244755 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244755 | NiSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244755 | Edison International
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244755 | Kellanova
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244755 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244755 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244755 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244755 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244755 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000244755 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000244755 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000244755 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000244755 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000244755 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000244755 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000244755 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	90.20%
C000244755 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	9.80%
C000244756 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244756 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244756 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244756 | Teradyne, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244756 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244756 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244756 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244756 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244756 | T-Mobile US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244756 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244756 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000244756 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000244756 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244756 | Technology
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000244756 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000244756 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244756 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000244756 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244756 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244756 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244758 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000244758 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000244758 | SPDR Dow Jones Industrial Average ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000244758 | SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000244758 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000244758 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000244758 | Equity
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000244758 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244760 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244760 | Fidelity National Information Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244760 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244760 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244760 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244760 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244760 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244760 | Newmont Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244760 | Otis Worldwide Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244760 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244760 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000244760 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000244760 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000244760 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000244760 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000244760 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000244760 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244760 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244760 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244760 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000244760 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244760 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244760 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	0.00%
C000244759 | SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000244759 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000244759 | iShares iBonds Dec 2024 Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000244759 | Invesco Short Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000244759 | SPDR Bloomberg 3-12 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000244759 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000244759 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244754 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000244754 | SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000244754 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000244754 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000244754 | SPDR Portfolio Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000244754 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000244754 | Equity
Holdings [Line Items]
Percent of Net Asset Value	63.30%
C000244754 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244757 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000244757 | SPDR Portfolio Intermediate Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000244757 | iShares 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000244757 | Schwab Intermediate-Term U.S. Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000244757 | iShares 1-5 Year Investment Grade Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000244757 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000244757 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244761 | JPMorgan Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000244761 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000244761 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000244761 | JPMorgan Nasdaq Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000244761 | Panagram Bbb-B Clo Etf
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000244761 | Janus Henderson B-BBB CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000244761 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000244761 | Equity
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000244761 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%